Cover	Mar. 23, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 24, 2025, Viewbix Inc. (the “Company”) filed a Current Report on Form 8-K with the U.S. Securities and Exchange Commission (the “Original Form 8-K”), reporting that on March 24, 2025, the Company completed acquisition of Metagramm Software Ltd. (“Metagramm”) pursuant to the securities exchange agreement (the “Acquisition”) with Metagramm and all of the shareholders of Metagramm.
Document Period End Date	Mar. 23, 2025
Entity File Number	000-42681
Entity Registrant Name	VIEWBIX INC.
Entity Central Index Key	0000797542
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Hanehoshet St,
Entity Address, Address Line Two	Building B, 7th floor,
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6971068
City Area Code	+972
Local Phone Number	9-774-1505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false